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                    Skadden, Arps, Slate, Meagher & Flom LLP
                             333 West Wacker Drive
                                   Suite 2100
                            Chicago, Illinois 60606

                                                              June 30, 2005

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

         Re: Van Kampen Pennsylvania Value Municipal Income Trust Registration Statement on Form N-14
               (File No. 811-07398)

Ladies and Gentlemen:

         Van Kampen Pennsylvania Value Municipal Income Trust (the "Registrant") hereby files via EDGAR one electronically signed copy of a Registration Statement on Form N-14 (the "Registration Statement") in connection with the reorganization of Van Kampen Advantage Pennsylvania Municipal Income Trust (File No. 811-06732), Van Kampen Pennsylvania Quality Municipal Trust (File No. 811-06370) and Van Kampen Trust for Investment Grade Pennsylvania Municipals (File No. 811-06539) into the Registrant, complete with certain exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits are filed pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations of the Securities and Exchange Commission promulgated thereunder.

         Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (312) 407-0453 or Lou Anne McInnis at (212) 762-5262.

                                          Very truly yours,

                                          /s/ Joshua D. Ratner
                                          --------------------------

                                          Joshua D. Ratner